As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

Registrant’s telephone number, including area code

Date of fiscal year end: April 30, 2025

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Logan Capital Broad Innovative Growth ETF
LCLG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Logan Capital Broad Innovative Growth ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://logancapitalfunds.com/regulatory-info. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Logan Capital Broad Innovative Growth ETF	$49	0.91%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$70,220,042
Number of Holdings	58
Portfolio Turnover	1%
Visit https://logancapitalfunds.com/regulatory-info for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Netflix, Inc.	5.0%
Apple, Inc.	4.9%
MasterCard, Inc.	4.7%
Alphabet, Inc.	4.6%
Broadcom, Inc.	4.3%
Amphenol Corp.	4.3%
Amazon.com, Inc.	4.2%
KLA Corp.	4.2%
Meta Platforms, Inc.	4.2%
AppLovin Corp.	3.2%

Top Sectors	(%)
Information Technology	27.8%
Consumer Discretionary	20.7%
Communication Services	17.0%
Industrials	16.5%
Financials	6.9%
Health Care	5.8%
Materials	2.5%
Consumer Staples	1.9%
Cash & Other	0.9%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://logancapitalfunds.com/regulatory-info.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Logan Capital Management documents not be householded, please contact Logan Capital Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Logan Capital Management or your financial intermediary.
Logan Capital Broad Innovative Growth ETF	PAGE 1	TSR-SAR-00770X246

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Logan Capital Broad Innovative Growth ETF
Core Financial Statements
October 31, 2024 (Unaudited)

Logan Capital Broad Innovative Growth ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Capital Goods - 8.7%
Eaton Corp. PLC	1,096	$363,412
Fastenal Co.	21,067	1,647,018
Hubbell, Inc.	1,349	576,063
Lincoln Electric Holdings, Inc.	5,238	1,008,629
Nordson Corp.	2,785	690,374
United Rentals, Inc.	2,286	1,858,061
		6,143,557
Commercial & Professional Services - 5.7%
Cintas Corp.	9,748	2,006,236
Copart, Inc.(a)	21,203	1,091,318
Insperity, Inc.	4,032	317,601
Paycom Software, Inc.	2,826	590,719
		4,005,874
Consumer Discretionary Distribution & Retail - 14.3%
Amazon.com, Inc.(a)	15,754	2,936,546
Burlington Stores, Inc.(a)	4,828	1,196,233
Dick’s Sporting Goods, Inc.	11,273	2,206,690
Home Depot, Inc.	1,687	664,256
Lithia Motors, Inc.	3,516	1,168,613
Pool Corp.	936	338,495
RH(a)	856	272,251
Williams-Sonoma, Inc.	9,360	1,255,457
		10,038,541
Consumer Durables & Apparel - 2.5%
Deckers Outdoor Corp.(a)	7,854	1,263,630
Lululemon Athletica, Inc.(a)	1,531	456,085
		1,719,715
Consumer Services - 3.9%
Marriott International, Inc. - Class A	2,615	679,952
Starbucks Corp.	9,646	942,414
Texas Roadhouse, Inc.	5,781	1,104,865
		2,727,231
Financial Services - 6.9%
Coinbase Global, Inc. - Class A(a)	4,328	775,794
LPL Financial Holdings, Inc.	2,058	580,726
MasterCard, Inc. - Class A	6,562	3,278,310
OneMain Holdings, Inc.	4,689	232,903
		4,867,733
Food, Beverage & Tobacco - 1.4%
Lamb Weston Holdings, Inc.	3,777	293,435
Monster Beverage Corp.(a)	12,436	655,129
		948,564
Household & Personal Products - 0.5%
elf Beauty, Inc.(a)	3,447	362,797

	Shares	Value
Materials - 2.5%
Graphic Packaging Holding Co.	23,629	$667,755
Sherwin-Williams Co.	3,088	1,107,882
		1,775,637
Media & Entertainment - 17.0%
Alphabet, Inc. - Class A	11,008	1,883,579
Alphabet, Inc. - Class C	7,686	1,327,295
Electronic Arts, Inc.	6,082	917,470
Meta Platforms, Inc. - Class A	5,169	2,933,821
Netflix, Inc.(a)	4,629	3,499,663
Trade Desk, Inc. - Class A(a)	11,189	1,345,029
		11,906,857
Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
Agilent Technologies, Inc.	4,812	627,052
Charles River Laboratories International, Inc.(a)	1,608	287,157
IQVIA Holdings, Inc.(a)	2,643	543,982
Mettler-Toledo International, Inc.(a)	993	1,282,708
Waters Corp.(a)	2,668	862,057
Zoetis, Inc.	2,517	449,989
		4,052,945
Semiconductors & Semiconductor Equipment - 8.5%
Broadcom, Inc.	17,940	3,045,674
KLA Corp.	4,406	2,935,409
		5,981,083
Software & Services - 5.4%
Accenture PLC - Class A	2,254	777,224
Adobe Systems, Inc.(a)	1,619	774,011
AppLovin Corp. - Class A(a)	13,150	2,227,478
		3,778,713
Technology Hardware & Equipment - 13.9%
Amphenol Corp. - Class A	45,024	3,017,509
Apple, Inc.	15,278	3,451,453
Arista Networks, Inc.(a)	3,343	1,291,869
IPG Photonics Corp.(a)	2,540	205,638
Logitech International SA	6,517	532,439
Trimble, Inc.(a)	6,048	365,904
Zebra Technologies Corp. - Class A(a)	2,306	880,823
		9,745,635
Transportation - 2.1%
Old Dominion Freight Line, Inc.	7,448	1,499,431
TOTAL COMMON STOCKS (Cost $23,193,592)		69,554,313

The accompanying notes are an integral part of these financial statements.

1

Logan Capital Broad Innovative Growth ETF
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Fidelity Government Portfolio - Class Institutional, 4.70%(b)	729,615	$729,615
TOTAL SHORT-TERM INVESTMENTS (Cost $729,615)		729,615
TOTAL INVESTMENTS - 100.1% (Cost $23,923,207)		70,283,928
Liabilities in Excess of Other Assets - (0.1)%		(63,886)
TOTAL NET ASSETS - 100.0%		$70,220,042

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

Logan Capital Broad Innovative Growth ETF
Statement of Assets and Liabilities
at October 31, 2024 (Unaudited)

ASSETS:
Investments, at value (cost $23,923,207)	$70,283,928
Receivables:
Dividends and interest	27,019
Prepaid expenses	2,143
Total assets	70,313,090
LIABILITIES:
Payables:
Advisory fee (Note 4)	38,987
Audit fees	11,053
Administration and accounting fees	18,578
Shareholder reporting	8,155
Chief Compliance Officer fee	3,784
Custody fees	1,755
Trustee fees and expenses	6,669
Accrued expenses and other payables	4,067
Total liabilities	93,048
NET ASSETS	$70,220,042
Net Assets Consist of:
Paid-in capital	$23,601,821
Total distributable earnings	46,618,221
Net assets	$70,220,042
Calculation of net assets:
Net assets applicable to outstanding Institutional Class shares	$70,220,042
Shares issued (unlimited number of beneficial interest authorized, $0.01 par value)	1,439,096
Net asset value per share	$48.79

The accompanying notes are an integral part of these financial statements.

3

Logan Capital Broad Innovative Growth ETF
Statement of Operations
For the Six Months Ended October 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$246,523
Interest	19,114
Total investment income	265,637
EXPENSES:
Investment advisory fees (Note 4)	219,933
Administration and accounting fees (Note 4)	36,984
Trustee fees and expenses	11,200
Audit fees	11,053
Chief Compliance Officer fees (Note 4)	7,534
Custody fees (Note 4)	6,706
Reports to shareholders	5,733
Legal fees	4,481
Other expenses	3,259
Insurance expense	1,884
Transfer agent fees and expenses (Note 4)	85
Total expenses	308,852
Net investment loss	(43,215)
Realized and unrealized gain/(loss) on investments:
Net realized loss on transactions on investments	(15,370)
Net realized gain from redemption in-kind	602,576
Net change in unrealized appreciation/(depreciation) on investments	7,827,847
Net realized and unrealized gain on investments	8,415,053
Net increase in net assets resulting from operations	$ 8,371,838

The accompanying notes are an integral part of these financial statements.

4

Logan Capital Broad Innovative Growth ETF
Statements of Changes in Net Assets (Unaudited)

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment loss	$(43,215)	$(26,727)
Net realized gain/(loss) on investments	(15,370)	515,743
Net realized gain from redemption in-kind (Note 6)	602,576	3,411,007
Net change in unrealized appreciation/(depreciation) on investments	7,827,847	11,179,833
Net increase in net assets resulting from operations	8,371,838	15,079,856
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	—	(572,169)
Total distributions to shareholders	—	(572,169)
Capital Share Transactions:
Proceeds from shares sold
Institutional Class shares	895,474	3,672,847
Cost of shares redeemed
Institutional Class shares	(898,905)	(4,689,863)
Net decrease in net assets from capital share transactions	(3,431)	(1,017,016)
Total increase in net assets	8,368,407	13,490,671
NET ASSETS:
Beginning of period	61,851,635	48,360,964
End of period	$ 70,220,042	$61,851,635
Changes in Shares Outstanding:
Shares sold
Institutional Class shares	20,000	95,000
Shares redeemed
Institutional Class shares	(20,000)	(120,000)
Net increase/(decrease) in shares outstanding	—	(25,000)

The accompanying notes are an integral part of these financial statements.

5

LOGAN CAPITAL BROAD INNOVATIVE GROWTH ETF
Financial Highlights
Institutional Class
For a share outstanding throughout each period

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023(1)	2022	2021	2020
Net Asset Value - Beginning of Period	$42.98	$33.03	$32.16	$39.73	$26.31	$25.61
Income from Investment Operations:
Net investment loss	(0.03)	(0.02)	(0.01) ^	(0.10) ^	(0.15) ^	(0.10) ^
Net realized and unrealized gain/(loss) on investments	5.84	10.36	1.49	(4.46)	15.45	0.91
Total from investment operations	5.81	10.34	1.48	(4.56)	15.30	0.81
Less Distributions:
Distributions from net realized gains	—	(0.39)	(0.61)	(3.01)	(1.88)	(0.11)
Total distributions	—	(0.39)	(0.61)	(3.01)	(1.88)	(0.11)
Redemption fees	—	—	0.00^~	0.00^~	0.00^~	—
Net Asset Value - End of Period	$48.79	$42.98	$33.03	$32.16	$39.73	$26.31
Total return, at NAV	13.53%+	31.37%	4.78%	−13.28%	59.01%	3.15%
Total return, at Market	13.34%+	31.61%	4.72%	—%	—%	—%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$70,220	$61,852	$48,361	$50,624	$40,964	$27,850
Ratio of expenses to average net assets:
Before fee waivers and recoupment	0.91%#	0.96%	1.01%	1.03%	1.13%	1.29%
After fee waivers and recoupment	0.91%#	0.96%	1.01%	1.10%	1.17%	1.24%
Ratio of net investment loss to average net assets:
Before fee waivers and recoupment	(0.13)%#	(0.05)%	(0.03)%	(0.18)%	(0.39)%	(0.46)%
After fee waivers and recoupment	(0.13)%#	(0.05)%	(0.03)%	(0.25)%	(0.43)%	(0.41)%
Portfolio turnover rate(2)	1%+	8%	10%	13%	11%	12%

^	Based on average shares outstanding.
~	Amount is less than $0.01.
+	Not annualized.
#	Annualized.
[1]
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 5, 2022. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

[2]	Excludes impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The Logan Capital Broad Innovative Growth ETF (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Fund is long-term capital appreciation. The Fund became effective on the close of business on August 5, 2022 and commenced operations on August 8, 2022. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Logan Capital Management, Inc. (the “Adviser”), the Fund’s investment adviser.
The Fund is the accounting and performance survivor of the Logan Capital Large Cap Growth Fund (the “Target Fund”). The Fund became a series of the Trust on August 5, 2022, following a reorganization (“Reorganization”), pursuant to an Agreement and Plan of Reorganization, which resulted in the conversion of the Target Fund organized as a mutual fund to an ETF. The Fund was established as a “shell” fund organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Target Fund and continuing the operations of the Target Fund as an ETF. The Fund had no performance history prior to the Reorganization.
The Reorganization was accomplished by a tax-free exchange of 2,878,192 shares (with an exception for fractional mutual fund shares) of the Acquiring Fund for shares of the Target Fund of equivalent aggregate net asset value. At the close of business on August 5, 2022, the net assets of the Target Fund were $48,177,524. The total net assets of the Target Fund included $764,863 of accumulated realized gains and $27,049,044 of unrealized appreciation. Fees and expenses incurred to affect the Reorganization were borne by the Adviser. The Reorganization did not result in a material change to the Target Fund’s investment portfolio as compared to the Fund. There are no material differences in accounting policies of the Target Fund as compared to the Fund. The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Target Fund did not affect the Fund’s portfolio turnover ratios.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 5,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $300 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.

7

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
REITs: The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

8

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of October 31, 2024, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

9

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
The Board has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Short-Term Debt Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$69,554,313	$ —	$ —	$69,554,313
Money Market Funds	729,615	—	—	729,615
Total Investments	$70,283,928	$—	$—	$70,283,928

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is currently effective for the fund. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Fund tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Fund has implemented these requirements as of the compliance date of July 24, 2024.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Fund with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at an annual rate of 0.65% based upon the average daily net assets of the Fund. For the six months ended October 31, 2024, the Fund incurred $219,933 in advisory fees. Advisory fees payable at October 31, 2024 for the Fund were $38,987.

10

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and dividends on securities sold short, extraordinary expenses) do not exceed 0.99% of the average daily net assets. Prior to August 8, 2022, the net expenses were contractually limited to 1.14%. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the six months ended October 31, 2024, there were no expenses waived or recouped by the Adviser. At October 31, 2024, there were no cumulative expenses subject to recapture.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for administration and accounting, transfer agency, custody and compliance services for the six months ended October 31, 2024 are disclosed in the statement of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan allows the payment of a monthly fee to the Distributor at an annual rate of up to 0.25% of the average net assets each year. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended October 31, 2024, the Fund did not accrue 12b-1 distribution fees.
NOTE 6 – SECURITIES TRANSACTIONS
For the six months ended October 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, and in-kind transactions, were as follows:

Purchases	Sales
$937,681	$867,532

There were no purchases or sales of long-term U.S. Government securities. For the six months ended October 31, 2024, in-kind transactions associated with creations and redemptions were $868,160 and $908,196, respectively.
During the six months ended October 31, 2024, the Fund realized net capital gains of $602,576 resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable or deductible to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

11

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended October 31, 2024 and the year ended April 30, 2024 was as follows:

	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Long-Term Capital Gains	$ —	$537,360
Ordinary Income	—	34,809

As of April 30, 2024, the Funds most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$23,669,932
Gross unrealized appreciation	39,169,774
Gross unrealized depreciation	(933,750)
Net unrealized appreciation(a)	38,236,024
Undistributed long-term capital gains	43,527
Total distributable earnings	43,527
Other accumulated gains/(losses)	(33,168)
Total accumulated earnings/(losses)	$38,246,383

(a)	The book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to wash sales.
At April 30, 2024, the Fund deferred, on a tax basis, ordinary late year losses of $33,168.
The Fund utilized $31,721 of short-term capital loss carryover during the year ended April 30, 2024.
NOTE 8 – PRINCIPAL RISKS
Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides additional information regarding these and other risks of investing in the Fund.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result

12

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if securities of companies in such a sector comprised a lesser portion of the Fund’s portfolio.
Information Technology Sector Risk. Information technology companies face intense competition, both domestically andinternationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technologycompanies may face product obsolescence due to rapid technological developments and frequent new product introduction,unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companiesthat rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation potential.
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

13

Logan Capital Broad Innovative Growth ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (4) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (5) currency exchange rate fluctuations and policies.
Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.
Depositary Receipt Risk. The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
NOTE 9 – REPORT OF THE FUND’S SPECIAL SHAREHOLDER MEETING
At the board meeting held on June 27, 2024, the Board nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

	FOR(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(1) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(2) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(3) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	1/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	1/8/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	1/8/2025

* Print the name and title of each signing officer under his or her signature.